Tracie A. Coop State Street 1 Lincoln Street Mail Stop SUM 0703 Boston, MA 02111 Tel +1 617 662 0717 TCoop@StateStreet.com

July 17, 2019

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	iShares Trust (the “Registrant”)
Securities Act File No. 333-92935
Investment Company Act File No. 811-09729

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated July 3, 2019 to the prospectuses for the following funds:

iShares iBonds 2021 Term High Yield and Income ETF

iShares iBonds 2022 Term High Yield and Income ETF

iShares iBonds 2023 Term High Yield and Income ETF

iShares iBonds 2024 Term High Yield and Income ETF

iShares iBonds 2025 Term High Yield and Income ETF

The purpose of this filing is to submit the 497 dated July 3, 2019 in XBRL.

If you have any questions regarding this filing, please contact Benjamin Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Very truly yours,

/s/ Tracie A. Coop
Tracie A. Coop

cc: Benjamin Haskin, Esq.